Fair Value of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012
Nonrecurring | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	$ 19,773		$ 19,580
Nonrecurring | Other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0		0
Recurring | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	7,051		9,997
Recurring | Other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	257,802		269,927
Available-for-sale securities | Recurring | Other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	257,800
Residential mortgage-backed securities | Recurring | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	7,200
Loans | Nonrecurring | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	15,537	[1]	14,629	[1]
Loans | Nonrecurring | Other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0	[1]	0	[1]
OREO | Nonrecurring | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	4,236		4,951
OREO | Nonrecurring | Other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	$ 0		$ 0

[1]	Represents impaired loans, net of allowance for loan loss, which are included in loans.